Schedule of investments
Delaware Growth and Income Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.11%
Communication Services — 10.44%
AT&T	1,191,940	$ 20,000,753
Comcast Class A	833,572	36,552,132
Meta Platforms Class A †	121,190	42,896,413
Verizon Communications	849,156	32,013,181
		131,462,479
Consumer Discretionary — 11.04%
AutoZone †	3,252	8,408,404
Booking Holdings †	2,803	9,942,857
Ford Motor	1,266,347	15,436,770
General Motors	443,225	15,920,642
Kohl's	233,277	6,690,384
Lowe's	179,014	39,839,566
NIKE Class B	87,310	9,479,247
Tapestry	213,061	7,842,775
TJX	270,780	25,401,872
		138,962,517
Consumer Staples — 4.56%
Altria Group	440,491	17,769,407
Philip Morris International	421,074	39,614,642
		57,384,049
Energy — 11.19%
Chevron	104,001	15,512,789
ConocoPhillips	201,479	23,385,668
Exxon Mobil	586,489	58,637,170
Marathon Petroleum	202,643	30,064,116
Valero Energy	101,641	13,213,330
		140,813,073
Financials — 24.80%
American International Group	234,472	15,885,478
Bank of New York Mellon	325,301	16,931,917
Blackstone	152,148	19,919,216
Charles Schwab	179,669	12,361,227
Evercore Class A	115,717	19,793,393
F&G Annuities & Life	24,807	1,141,122
Fidelity National Financial	244,371	12,467,808
KeyCorp	321,439	4,628,722
Lincoln National	421,654	11,372,008
MetLife	477,628	31,585,540
Old Republic International	526,999	15,493,771
OneMain Holdings	380,988	18,744,609
PayPal Holdings †	298,116	18,307,303
PNC Financial Services Group	165,128	25,570,071
Rithm Capital	1,360,045	14,525,281
Synchrony Financial	767,356	29,305,326
TPG	94,572	4,082,673
Truist Financial	665,150	24,557,338
Western Union	1,296,400	15,453,088
		312,125,891
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare — 17.86%
Bristol-Myers Squibb	751,594	$ 38,564,288
Cigna Group	137,016	41,029,441
CVS Health	527,255	41,632,055
Gilead Sciences	558,201	45,219,863
McKesson	14,665	6,789,602
Merck & Co.	445,443	48,562,196
Pfizer	102,329	2,946,052
		224,743,497
Industrials — 7.56%
3M	143,171	15,651,454
Builders FirstSource †	129,483	21,615,892
Delta Air Lines	404,131	16,258,190
Emerson Electric	174,070	16,942,233
Honeywell International	117,878	24,720,195
		95,187,964
Information Technology — 11.66%
Broadcom	27,879	31,119,934
Cisco Systems	959,127	48,455,096
Cognizant Technology Solutions Class A	220,141	16,627,250
KLA	7,287	4,235,933
Lam Research	10,566	8,275,925
Microchip Technology	94,924	8,560,246
Motorola Solutions	69,732	21,832,392
QUALCOMM	52,552	7,600,596
		146,707,372
Total Common Stocks (cost $1,018,837,352)		1,247,386,842

Short-Term Investments — 0.58%
Money Market Mutual Funds — 0.58%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	1,815,581	1,815,581
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	1,815,582	1,815,582
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	1,815,582	1,815,582
NQ- FI1 [1223] 0224 (3377142)    1

Schedule of investments
Delaware Growth and Income Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	1,815,582	$ 1,815,582
Total Short-Term Investments (cost $7,262,327)		7,262,327

Total Value of Securities—99.69% (cost $1,026,099,679)		1,254,649,169
Receivables and Other Assets Net of Liabilities—0.31%		3,852,957
Net Assets Applicable to 88,967,736 Shares Outstanding—100.00%		$1,258,502,126

†	Non-income producing security.

2    NQ- FI1 [1223] 0224 (3377142)